Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Accounts receivable non-trade	$ 7,714,000	$ 7,714,000
At cost, less accumulated depreciation	1,304,580,000	1,269,219,000
Other long-term liabilities amount due to parent	$ 5,500,000	$ 5,200,000